Deutsche Investment Management Americas Inc.
                                    One Beacon Street
                                    Boston, MA 02108


                                    August 1, 2008


Securities and Exchange Commission
100 F Street, NW
Washington, DC  20549


RE: Treasury Portfolio (the "Portfolio"), a series of Investors Cash Trust (the "Trust") (Reg. Nos. 33-34645, 811-06103)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Portfolio pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (the "Amendment"), would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 29, 2008.

Please direct any comments or questions on this filing to the undersigned at
(617) 295-2557.


                                    Very truly yours,

                                    /s/David A. Rozenson
                                    David A. Rozenson
                                    Director
                                    Deutsche Investment Management Americas Inc.









amk/dr